Right-of-Use Assets - Disclosure of Amounts Recognised in Profit or Loss (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Right-of-use Assets
Interest of lease liabilities	$ 857